GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 10.45%
$ 850,000	American Express Credit Account Master Trust Series 2019-3 Class A 2.00%, 04/15/2025	$ 860,984
2,000,000	Barings Ltd(a)(b) Series 2018-3A Class C 3.72%, 07/20/2029 3-mo. LIBOR + 1.90%	1,989,506
900,000	Capital One Multi-Asset Execution Trust Series 2019-A2 Class A2 1.72%, 08/15/2024	905,337
1,000,000	Carlyle Global Market Strategies Ltd(a)(b) Series 2013-4A Class DRR 4.49%, 01/15/2031 3-mo. LIBOR + 2.65%	951,837
	Carvana Auto Receivables Trust(a)
	Series 2019-1A Class A3
375,000	3.08%, 11/15/2022	377,484
	Series 2019-3A Class A3
300,000	2.34%, 06/15/2023	301,274
850,000	CIFC Funding Ltd(a)(b) Series 2015-1A Class DRR 4.40%, 01/22/2031 3-mo. LIBOR + 2.60%	825,039
696,500	DB Master Finance LLC(a) Series 2019-1A Class A2I 3.79%, 05/20/2049	715,222
1,100,000	Discover Card Execution Note Trust Series 2019-A3 Class A 1.89%, 10/15/2024	1,111,586
500,074	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	500,763
1,600,000	Mercedes-Benz Auto Lease Trust Series 2020-A Class A3 1.84%, 12/15/2022	1,602,813
1,000,000	Octagon Investment Partners XVII Ltd(a)(b) Series 2013-1A Class DR2 4.30%, 01/25/2031 3-mo. LIBOR + 2.50%	965,418
96,951	SoFi Professional Loan Program Trust(a) Series 2018-B Class A1FX 2.64%, 08/25/2047	97,084
1,266,814	Towd Point Mortgage Trust(a)(c) Series 2017-1 Class A1 2.75%, 10/25/2056	1,282,055
	Verizon Owner Trust
	Series 2018-A Class A1A
750,000	3.23%, 04/20/2023	764,926
	Series 2019-A Class A1A
1,534,000	2.93%, 09/20/2023	1,567,173
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-A Class A1A
$1,000,000	1.85%, 07/22/2024	$ 1,005,469
1,000,000	Volvo Financial Equipment LLC(a) Series 2019-1A Class A3 3.00%, 03/15/2023	1,018,172
2,504,000	Voya Ltd(a)(b) Series 2016-1A Class BR 3.62%, 01/20/2031 3-mo. LIBOR + 1.80%	2,425,945
TOTAL ASSET-BACKED SECURITIES — 10.45% (Cost $19,211,649)		$19,268,087
BANK LOANS
2,220,554	Asurion LLC(b) 4.65%, 08/04/2022 1-mo. LIBOR + 3.00%	2,224,995
2,148,351	Bausch Health Cos Inc(b) 4.67%, 06/02/2025 1-mo. LIBOR + 3.00%	2,156,139
750,000	Belron Finance 2019 LLC(b) 4.27%, 10/30/2026 3-mo. LIBOR + 2.50%	751,875
2,110,675	BJ's Wholesale Club Inc(b) 3.90%, 02/03/2024 1-mo. LIBOR + 2.25%	2,112,434
750,000	Burlington Coat Factory Warehouse Corp(b) 3.67%, 11/18/2024 1-mo. LIBOR + 2.00%	751,406
1,125,000	Edgewell Personal Care Co(b) 4.66%, 09/19/2026 1-mo. LIBOR + 3.00%	1,130,625
1,995,000	Nexstar Broadcasting Inc(b) 4.41%, 09/18/2026 3-mo. LIBOR + 2.75%	2,003,728
496,222	Vyaire Medical Inc(b) 6.66%, 04/16/2025 3-mo. LIBOR + 4.75%	426,751
TOTAL BANK LOANS — 6.27% (Cost $11,597,490)		$11,557,953
CORPORATE BONDS AND NOTES
Basic Materials — 4.62%
1,250,000	Airgas Inc 2.90%, 11/15/2022	1,285,426
2,000,000	CF Industries Inc(a) 3.40%, 12/01/2021	2,050,606
3,250,000	Georgia-Pacific LLC(a) 3.16%, 11/15/2021	3,322,453
800,000	Sherwin-Williams Co 4.20%, 01/15/2022	832,144

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$1,000,000	Steel Dynamics Inc 2.80%, 12/15/2024	$ 1,024,034
		8,514,663
Communications — 1.67%
2,000,000	Discovery Communications LLC 2.95%, 03/20/2023	2,057,352
1,000,000	Fox Corp(a) 3.67%, 01/25/2022	1,033,961
		3,091,313
Consumer, Cyclical — 2.68%
516,000	American Honda Finance Corp 2.05%, 01/10/2023	521,911
350,000	Brinker International Inc 3.88%, 05/15/2023	356,125
1,000,000	DR Horton Inc 4.00%, 02/15/2020	1,000,480
2,000,000	Hasbro Inc 2.60%, 11/19/2022	2,030,597
989,000	Silversea Cruise Finance Ltd(a) 7.25%, 02/01/2025	1,043,593
		4,952,706
Consumer, Non-Cyclical — 25.87%
	AbbVie Inc
1,000,000	2.90%, 11/06/2022	1,026,879
3,000,000	2.30%, 11/21/2022(a)	3,035,432
1,500,000	AstraZeneca PLC 2.38%, 06/12/2022	1,524,602
800,000	Bacardi Ltd(a) 4.45%, 05/15/2025	881,003
	Bayer US Finance II LLC(a)
1,500,000	3.50%, 06/25/2021	1,532,337
2,000,000	2.90%, 12/15/2023(b) 3-mo. LIBOR + 1.01%	2,018,298
3,000,000	Becton Dickinson & Co(b) 2.92%, 06/06/2022 3-mo. LIBOR + 1.03%	3,023,089
1,000,000	Bristol-Myers Squibb Co(a) 3.25%, 02/20/2023	1,043,249
1,000,000	Centene Corp(a) 4.75%, 01/15/2025	1,033,330
	Cigna Corp
500,000	3.40%, 09/17/2021	513,123
1,200,000	2.73%, 07/15/2023(b) 3-mo. LIBOR + 0.89%	1,214,655
2,000,000	Constellation Brands Inc 2.70%, 05/09/2022	2,034,580
3,000,000	CVS Health Corp 3.70%, 03/09/2023	3,146,856
4,000,000	EMD Finance LLC(a) 2.95%, 03/19/2022	4,083,564
2,000,000	HCA Inc 4.75%, 05/01/2023	2,163,679
1,425,000	Humana Inc 2.50%, 12/15/2020	1,432,522
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$1,500,000	Keurig Dr Pepper Inc 3.13%, 12/15/2023	$ 1,565,915
2,500,000	Kraft Heinz Foods Co(a) 4.88%, 02/15/2025	2,565,600
	McCormick & Co Inc
1,615,000	3.90%, 07/15/2021	1,658,823
550,000	3.50%, 09/01/2023	575,387
1,145,000	Mead Johnson Nutrition Co 3.00%, 11/15/2020	1,155,954
2,000,000	Mondelez International Holdings Netherlands BV(a) 2.00%, 10/28/2021	2,007,590
1,427,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	1,446,323
2,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.38%, 06/24/2022	2,025,869
2,000,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.88%, 09/23/2023	2,057,408
2,000,000	Thermo Fisher Scientific Inc 3.00%, 04/15/2023	2,071,286
862,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	867,943
		47,705,296
Energy — 4.21%
761,000	Colonial Pipeline Co(a) 3.50%, 10/15/2020	765,451
1,865,000	Energen Corp 4.63%, 09/01/2021	1,916,138
2,500,000	Plains All American Pipeline LP / PAA Finance Corp 3.65%, 06/01/2022	2,576,138
2,500,000	Western Midstream Operating LP 3.10%, 02/01/2025	2,513,351
		7,771,078
Financial — 28.17%
700,000	American Express Co 3.70%, 11/05/2021	723,210
1,000,000	Ameriprise Financial Inc 3.00%, 03/22/2022	1,024,385
	Bank of America Corp(b)
1,250,000	2.37%, 07/21/2021 3-mo. LIBOR + 0.66%	1,253,392
1,000,000	2.74%, 01/23/2022 3-mo. LIBOR + 0.37%	1,008,343
2,000,000	3.34%, 01/25/2023 3-mo. LIBOR + 0.65%	2,058,609
1,000,000	Bank of Montreal 2.90%, 03/26/2022	1,024,428
	Bank of New York Mellon Corp
1,000,000	1.95%, 08/23/2022	1,007,723
1,750,000	1.85%, 01/27/2023	1,761,840

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Bank of Nova Scotia
$ 500,000	3.13%, 04/20/2021	$ 509,471
3,500,000	1.95%, 02/01/2023	3,520,921
2,000,000	Capital One Bank USA NA(b) 2.01%, 01/27/2023 1-yr. SOFR + 0.62%	2,006,582
1,000,000	Citibank NA(b) 2.84%, 05/20/2022 3-mo. LIBOR + 0.60%	1,013,480
	Citigroup Inc
150,000	2.40%, 02/18/2020	150,034
3,000,000	2.31%, 11/04/2022(b) 1-yr. SOFR + 0.87%	3,020,771
600,000	Citizens Bank NA 2.65%, 05/26/2022	611,169
	Huntington National Bank
600,000	3.25%, 05/14/2021	611,283
1,000,000	1.80%, 02/03/2023	1,003,328
	JPMorgan Chase & Co
500,000	4.35%, 08/15/2021	519,837
4,000,000	3.21%, 04/01/2023(b) 3-mo. LIBOR + 0.69%	4,114,746
680,000	Liberty Property LP REIT 4.13%, 06/15/2022	713,113
	Metropolitan Life Global Funding I(a)
500,000	3.38%, 01/11/2022	515,925
3,500,000	1.95%, 01/13/2023	3,531,136
400,000	Morgan Stanley 2.50%, 04/21/2021	403,800
2,000,000	MUFG Union Bank NA 3.15%, 04/01/2022	2,056,530
	PNC Bank NA(b)
210,000	2.23%, 07/22/2022 3-mo. LIBOR + 0.44%	211,663
1,500,000	2.03%, 12/09/2022 3-mo. LIBOR + 0.42%	1,507,620
500,000	Regions Bank 2.75%, 04/01/2021	505,453
3,500,000	Royal Bank of Canada 1.95%, 01/17/2023	3,523,380
600,000	Starwood Property Trust Inc REIT 3.63%, 02/01/2021	600,270
1,250,000	Synchrony Bank 3.00%, 06/15/2022	1,280,104
1,000,000	Tanger Properties LP REIT 3.88%, 12/01/2023	1,046,578
1,229,000	Toronto-Dominion Bank 1.90%, 12/01/2022	1,236,103
1,500,000	Truist Bank(b) 3.53%, 10/26/2021 3-mo. LIBOR + 0.50%	1,519,988
1,500,000	US Bank NA 1.95%, 01/09/2023	1,515,591
	Wells Fargo Bank NA
1,000,000	3.63%, 10/22/2021	1,031,628
Principal Amount		Fair Value
Financial — (continued)
$3,000,000	2.90%, 05/27/2022(b) 3-mo. LIBOR + 0.61%	$ 3,044,860
750,000	Zions Bancorp NA 3.35%, 03/04/2022	770,895
		51,958,189
Industrial — 7.13%
2,000,000	Caterpillar Financial Services Corp 1.95%, 11/18/2022	2,018,707
4,000,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	4,138,135
750,000	Moog Inc(a) 4.25%, 12/15/2027	768,863
959,000	Owens Corning 4.20%, 12/15/2022	1,009,832
1,750,000	Parker-Hannifin Corp 3.50%, 09/15/2022	1,825,168
500,000	Stericycle Inc(a) 5.38%, 07/15/2024	523,385
435,000	Trimble Inc 4.15%, 06/15/2023	463,472
2,395,000	Westinghouse Air Brake Technologies Corp(b) 3.19%, 09/15/2021 3-mo. LIBOR + 1.30%	2,395,490
		13,143,052
Technology — 1.41%
2,000,000	Dell International LLC / EMC Corp(a) 5.45%, 06/15/2023	2,191,269
400,000	PTC Inc(a) 3.63%, 02/15/2025	403,000
		2,594,269
Utilities — 2.49%
2,000,000	DTE Energy Co 2.60%, 06/15/2022	2,032,074
2,589,286	Southern California Edison Co 1.85%, 02/01/2022	2,565,473
		4,597,547
TOTAL CORPORATE BONDS AND NOTES — 78.25% (Cost $142,969,140)		$144,328,113
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.57%
	BX Commercial Mortgage Trust(a)(b)
	Series 2019-XL Class A
1,500,000	2.60%, 10/15/2036 1-mo. LIBOR + 0.92%	1,504,740

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-BXLP Class F
$2,000,000	3.75%, 12/15/2029 1-mo. LIBOR + 2.00%	$ 2,000,000
500,000	CityLine Commercial Mortgage Trust(a)(c) Series 2016-CLNE Class A 2.87%, 11/10/2031	513,790
1,500,000	GS Mortgage Securities Corp Trust(a) Series 2012-ALOH Class A 3.55%, 04/10/2034	1,545,333
2,801,272	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	2,876,904
TOTAL MORTGAGE-BACKED SECURITIES — 4.57% (Cost $8,385,370)		$8,440,767
U.S. TREASURY BONDS AND NOTES
4,500,000	United States Treasury Note/Bond 2.00%, 11/15/2021	4,551,152
TOTAL U.S. TREASURY BONDS AND NOTES — 2.47% (Cost $4,528,183)		$4,551,152
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.49%
$ 900,000	Federal Home Loan Bank 1.52%, 02/03/2020	$ 899,925
TOTAL SHORT TERM INVESTMENTS — 0.49% (Cost $899,925)		$899,925
TOTAL INVESTMENTS — 102.50% (Cost $187,591,757)		$189,045,997
OTHER ASSETS & LIABILITIES, NET — (2.50)%		$(4,614,501)
TOTAL NET ASSETS — 100.00%		$184,431,496

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at January 31, 2020.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

January 31, 2020

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2020, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

January 31, 2020